UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 7/31/15

Fund's investments	Investors Trust

As of 7-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 131.5% (86.4% of Total investments)						$208,785,237
(Cost $214,413,795)
Consumer discretionary 16.7%						26,553,150
Auto components 2.2%
American Axle & Manufacturing, Inc. (Z)	6.250		03-15-21		1,000,000	1,035,000
Lear Corp. (Z)	5.250		01-15-25		1,210,000	1,200,925
The Goodyear Tire & Rubber Company (Z)	7.000		05-15-22		1,200,000	1,306,500
Automobiles 0.9%
Fiat Chrysler Automobiles NV	5.250		04-15-23		700,000	704,375
General Motors Financial Company, Inc. (Z)	3.450		04-10-22		750,000	723,452
Hotels, restaurants and leisure 1.8%
Boyd Gaming Corp.	6.875		05-15-23		915,000	947,025
International Game Technology PLC (S)(Z)	6.500		02-15-25		1,335,000	1,279,931
Mohegan Tribal Gaming Authority	9.750		09-01-21		540,000	569,007
Waterford Gaming LLC (S)	8.625		09-15-49		377,791	0
Household durables 2.0%
Argos Merger Sub, Inc. (S)(Z)	7.125		03-15-23		1,285,000	1,358,888
Meritage Homes Corp. (S)	6.000		06-01-25		420,000	424,200
William Lyon Homes, Inc. (Z)	5.750		04-15-19		1,300,000	1,313,000
Internet and catalog retail 0.6%
QVC, Inc. (Z)	5.950		03-15-43		1,000,000	969,740
Media 7.7%
AMC Entertainment, Inc. (Z)	5.875		02-15-22		960,000	981,600
Cablevision Systems Corp. (Z)	7.750		04-15-18		450,000	486,563
CCO Holdings LLC (Z)	5.125		02-15-23		1,350,000	1,338,188
Cinemark USA, Inc. (Z)	7.375		06-15-21		365,000	386,900
DIRECTV Holdings LLC (Z)	4.450		04-01-24		355,000	365,417
DISH DBS Corp. (Z)	6.750		06-01-21		425,000	449,438
Grupo Televisa SAB	8.490		05-11-37	MXN	11,700,000	735,380
Myriad International Holdings BV (S)	5.500		07-21-25		715,000	725,725
Myriad International Holdings BV (S)(Z)	6.000		07-18-20		440,000	476,090
Numericable-SFR SAS (S)(Z)	6.250		05-15-24		200,000	203,390
Outfront Media Capital LLC (Z)	5.250		02-15-22		900,000	904,500
Outfront Media Capital LLC (Z)	5.625		02-15-24		900,000	918,000
Radio One, Inc. (S)(Z)	7.375		04-15-22		945,000	923,738
Sinclair Television Group, Inc. (Z)	6.375		11-01-21		830,000	865,275
Sirius XM Radio, Inc. (S)(Z)	6.000		07-15-24		1,145,000	1,193,663
Time Warner Cable, Inc. (Z)	8.250		04-01-19		375,000	441,065
WMG Acquisition Corp. (S)(Z)	6.000		01-15-21		868,000	889,700
Multiline retail 0.4%
Dollar Tree, Inc. (S)(Z)	5.750		03-01-23		610,000	643,550
Specialty retail 1.1%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		500,000	428,750
L Brands, Inc. (Z)	6.950		03-01-33		1,290,000	1,364,175
Consumer staples 6.1%						9,697,989
Beverages 1.4%
Corporacion Lindley SA (S)(Z)	4.625		04-12-23		1,000,000	971,250
Cott Beverages, Inc.	5.375		07-01-22		500,000	488,750
SABMiller Holdings, Inc. (S)(Z)	3.750		01-15-22		750,000	776,168
Food and staples retailing 1.3%
Aramark Services, Inc. (Z)	5.750		03-15-20		170,000	177,650

2SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Office Depot de Mexico SA de CV (S)(Z)	6.875		09-20-20	610,000	$638,670
Tops Holding LLC (S)(Z)	8.000		06-15-22	1,305,000	1,295,213
Food products 1.7%
Kraft Heinz Foods Company (S)	4.875		02-15-25	675,000	723,094
Marfrig Holding Europe BV (S)(Z)	8.375		05-09-18	600,000	594,000
Post Holdings, Inc. (Z)	7.375		02-15-22	1,320,000	1,348,288
Household products 0.8%
Reynolds Group Issuer, Inc. (Z)	5.750		10-15-20	1,205,000	1,247,175
Personal products 0.4%
Revlon Consumer Products Corp.	5.750		02-15-21	600,000	603,000
Tobacco 0.5%
Reynolds American, Inc. (S)	6.875		05-01-20	720,000	834,731
Energy 14.9%					23,580,967
Energy equipment and services 2.1%
Chaparral Energy, Inc. (Z)	7.625		11-15-22	785,000	459,225
EDC Finance, Ltd. (S)(Z)	4.875		04-17-20	1,000,000	890,000
Nostrum Oil & Gas Finance BV (S)(Z)	6.375		02-14-19	1,000,000	877,500
Permian Holdings, Inc. (S)(Z)	10.500		01-15-18	700,000	413,000
TerraForm Power Operating LLC (S)(Z)	5.875		02-01-23	650,000	656,097
Independent power and renewable electricity producers 0.4%
NRG Yield Operating LLC	5.375		08-15-24	660,000	668,250
Oil, gas and consumable fuels 12.4%
American Energy-Permian Basin LLC (S)	7.125		11-01-20	500,000	302,500
Antero Resources Corp.	5.125		12-01-22	552,000	521,640
Chesapeake Energy Corp. (Z)	5.750		03-15-23	835,000	705,575
Clayton Williams Energy, Inc. (Z)	7.750		04-01-19	625,000	554,688
CNOOC Finance 2012, Ltd. (S)(Z)	5.000		05-02-42	1,000,000	1,075,647
Continental Resources, Inc. (Z)	4.500		04-15-23	500,000	464,772
Energy XXI Gulf Coast, Inc. (S)(Z)	11.000		03-15-20	870,000	649,781
Freeport-McMoran Oil & Gas LLC (Z)	6.875		02-15-23	1,050,000	1,029,000
Global Partners LP (Z)	6.250		07-15-22	1,225,000	1,148,438
KazMunayGas National Company (S)	4.875		05-07-25	1,435,000	1,292,935
Linn Energy LLC (Z)	6.500		09-15-21	1,640,000	943,000
Lukoil International Finance BV (S)(Z)	4.563		04-24-23	1,000,000	891,958
Oasis Petroleum, Inc.	6.875		03-15-22	500,000	460,000
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	705,000	445,913
Pan American Energy LLC (S)(Z)	7.875		05-07-21	1,100,000	1,139,875
Petrobras Global Finance BV (Z)	6.850		06-05-15	1,535,000	1,240,556
Petroleos Mexicanos	5.500		01-21-21	755,000	817,129
Rex Energy Corp.	6.250		08-01-22	630,000	441,000
SandRidge Energy, Inc. (S)	8.750		06-01-20	575,000	445,625
SM Energy Company	5.625		06-01-25	810,000	765,450
Tullow Oil PLC (S)(Z)	6.000		11-01-20	1,750,000	1,435,000
Whiting Petroleum Corp.	6.250		04-01-23	770,000	750,750
Williams Partners LP (Z)	4.875		03-15-24	1,595,000	1,568,300
WPX Energy, Inc.	5.250		09-15-24	615,000	527,363
Financials 29.9%					47,539,989
Banks 10.1%
Banco Bradesco SA (S)(Z)	5.750		03-01-22	500,000	511,875
Banco BTG Pactual SA (S)	5.750		09-28-22	960,000	859,200

SEE NOTES TO FUND'S INVESTMENTS3

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Banco Regional S.A.E.C.A. (S)(Z)	8.125		01-24-19	400,000	$423,500
Barclays Bank PLC (S)(Z)	10.179		06-12-21	195,000	257,585
CIT Group, Inc. (S)(Z)	5.500		02-15-19	1,290,000	1,364,175
CorpGroup Banking SA (S)(Z)	6.750		03-15-23	1,000,000	1,003,565
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	1,100,000	1,141,273
GTB Finance B.V. (S)(Z)	7.500		05-19-16	285,000	288,563
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	700,000	686,875
JPMorgan Chase & Co. (Z)	3.450		03-01-16	2,000,000	2,029,656
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	2,300,000	2,436,563
National City Bank of Indiana (Z)	4.250		07-01-18	2,000,000	2,125,802
Sberbank of Russia (S)(Z)	6.125		02-07-22	1,000,000	979,570
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	1,860,000	1,870,602
Capital markets 4.6%
Morgan Stanley (Z)	3.800		04-29-16	1,000,000	1,021,497
Morgan Stanley (Z)	5.750		01-25-21	1,000,000	1,136,615
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)(Z)	5.450		07-15-19	505,000	501,970
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	660,000	656,700
The Goldman Sachs Group, Inc.	3.750		05-22-25	150,000	149,548
The Goldman Sachs Group, Inc. (Z)	5.250		07-27-21	890,000	990,660
The Goldman Sachs Group, Inc. (Z)	6.250		09-01-17	1,000,000	1,092,628
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	1,000,000	994,000
Walter Investment Management Corp. (Z)	7.875		12-15-21	875,000	820,313
Consumer finance 2.9%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)(Z)	4.900		03-15-20	1,895,000	1,854,258
Credit Acceptance Corp. (Z)	6.125		02-15-21	815,000	819,075
Enova International, Inc.	9.750		06-01-21	665,000	618,450
Springleaf Finance Corp. (Z)	6.900		12-15-17	750,000	798,750
Springleaf Finance Corp.	8.250		10-01-23	500,000	562,500
Diversified financial services 5.4%
Aercap Ireland Capital, Ltd.	4.500		05-15-21	1,550,000	1,573,250
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19	920,000	636,749
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875		03-27-20	545,000	548,406
Corporacion Andina de Fomento (Z)	3.750		01-15-16	690,000	696,926
GrupoSura Finance (S)(Z)	5.700		05-18-21	440,000	473,880
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20	1,660,000	1,665,188
Leucadia National Corp. (Z)	5.500		10-18-23	1,600,000	1,653,528
Nationstar Mortgage LLC (Z)	7.875		10-01-20	505,000	497,425
Nielsen Finance LLC (S)(Z)	5.000		04-15-22	800,000	789,000
Insurance 2.6%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,000,000	1,042,894
CNA Financial Corp. (Z)	7.350		11-15-19	655,000	774,880
MetLife, Inc. (Z)	6.817		08-15-18	1,000,000	1,147,013
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	600,000	613,500
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month LIBOR + 4.177%) (S)(Z)	8.300		10-15-37	520,000	530,400
Real estate investment trusts 3.3%
Crown Castle International Corp.	4.875		04-15-22	1,000,000	1,026,195
Crown Castle Towers LLC (S)(Z)	4.883		08-15-20	750,000	806,153
DuPont Fabros Technology LP	5.875		09-15-21	835,000	857,963

4SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Trust F/1401 (S)	5.250		12-15-24	2,475,000	$2,591,820
Real estate management and development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17, then 5 Year USGG + 11.052%) (Q)(S)	12.000		03-20-17	500,000	178,750
Thrifts and mortgage finance 0.9%
Quicken Loans, Inc. (S)	5.750		05-01-25	535,000	517,613
Stearns Holdings, Inc. (S)	9.375		08-15-20	925,000	922,688
Health care 10.0%					15,847,370
Health care providers and services 6.3%
Community Health Systems, Inc. (Z)	5.125		08-01-21	200,000	207,500
Community Health Systems, Inc. (Z)	6.875		02-01-22	900,000	963,000
Covenant Surgical Partners, Inc. (S)(Z)	8.750		08-01-19	250,000	250,000
DaVita HealthCare Partners, Inc. (Z)	5.000		05-01-25	1,085,000	1,072,794
DaVita HealthCare Partners, Inc. (Z)	5.125		07-15-24	1,395,000	1,405,762
HCA, Inc. (Z)	5.250		04-15-25	1,000,000	1,052,500
HCA, Inc. (Z)	5.375		02-01-25	2,400,000	2,454,480
HCA, Inc. (Z)	7.500		02-15-22	130,000	151,450
Select Medical Corp. (Z)	6.375		06-01-21	1,255,000	1,270,688
Tenet Healthcare Corp. (Z)	6.000		10-01-20	1,005,000	1,092,938
Pharmaceuticals 3.7%
Endo Finance LLC (S)(Z)	6.000		02-01-25	490,000	505,925
Endo Finance LLC (S)(Z)	7.750		01-15-22	1,345,000	1,434,106
Mallinckrodt International Finance SA (S)(Z)	4.875		04-15-20	500,000	514,575
Mallinckrodt International Finance SA (S)(Z)	5.500		04-15-25	300,000	301,875
Mallinckrodt International Finance SA (S)(Z)	5.750		08-01-22	710,000	742,394
Valeant Pharmaceuticals International, Inc. (S)(Z)	5.500		03-01-23	250,000	255,625
Valeant Pharmaceuticals International, Inc. (S)(Z)	5.625		12-01-21	990,000	1,015,988
Valeant Pharmaceuticals International, Inc. (S)(Z)	6.125		04-15-25	1,106,000	1,155,770
Industrials 18.1%					28,670,902
Aerospace and defense 3.5%
Huntington Ingalls Industries, Inc. (S)(Z)	5.000		12-15-21	1,240,000	1,274,100
LMI Aerospace, Inc. (Z)	7.375		07-15-19	1,910,000	1,847,925
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)(Z)	6.000		02-15-67	1,745,000	1,413,450
TransDigm, Inc. (Z)	6.500		07-15-24	1,000,000	1,005,000
Air freight and logistics 0.8%
XPO Logistics, Inc. (S)(Z)	6.500		06-15-22	1,250,000	1,229,688
Airlines 3.5%
Air Canada (S)(Z)	8.750		04-01-20	1,145,000	1,265,225
Air Canada 2013-1 Class C Pass Through Trust (S)(Z)	6.625		05-15-18	1,000,000	1,041,250
American Airlines 2013-2 Class B Pass Through Trust (S)(Z)	5.600		07-15-20	419,142	430,669
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545		02-02-19	156,160	170,105
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307		04-02-18	51,849	55,220
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821		08-10-22	562,765	645,773
TAM Capital 3, Inc. (S)(Z)	8.375		06-03-21	505,000	519,519
TAM Capital, Inc. (Z)	7.375		04-25-17	1,000,000	1,025,700
UAL 2009-1 Pass Through Trust (Z)	10.400		11-01-16	88,988	96,267
UAL 2009-2A Pass Through Trust (Z)	9.750		01-15-17	281,974	307,352
Building products 0.9%
Associated Materials LLC (Z)	9.125		11-01-17	740,000	630,850
Masco Corp. (Z)	4.450		04-01-25	750,000	751,875

SEE NOTES TO FUND'S INVESTMENTS5

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering 0.5%
Tronox Finance LLC (S)(Z)	7.500		03-15-22		925,000	$772,375
Electrical equipment 0.8%
EnerSys (S)(Z)	5.000		04-30-23		1,260,000	1,231,650
Industrial conglomerates 1.5%
Nemak SAB de CV (S)	5.500		02-28-23		1,350,000	1,383,750
Odebrecht Finance, Ltd. (S)(Z)	8.250		04-25-18	BRL	2,250,000	453,424
Odebrecht Offshore Drilling Finance, Ltd. (S)(Z)	6.750		10-01-22		919,100	592,820
Machinery 0.3%
Trinity Industries, Inc. (Z)	4.550		10-01-24		490,000	479,836
Marine 0.7%
Global Ship Lease, Inc. (S)(Z)	10.000		04-01-19		350,000	364,000
Navios Maritime Holdings, Inc. (S)(Z)	7.375		01-15-22		870,000	741,675
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19		1,085,000	933,100
Professional services 0.7%
CEB, Inc. (S)	5.625		06-15-23		1,100,000	1,102,750
Road and rail 1.2%
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23		900,000	913,500
The Hertz Corp. (Z)	6.250		10-15-22		1,000,000	1,017,500
Trading companies and distributors 2.7%
Ahern Rentals, Inc. (S)(Z)	7.375		05-15-23		925,000	874,125
Aircastle, Ltd. (Z)	5.125		03-15-21		1,420,000	1,462,600
United Rentals North America, Inc.	5.500		07-15-25		1,075,000	1,027,969
Univar, Inc. (S)	6.750		07-15-23		980,000	984,900
Transportation infrastructure 0.4%
CHC Helicopter SA (Z)	9.250		10-15-20		976,500	624,960
Information technology 2.9%						4,531,937
Internet software and services 0.6%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		220,000	225,775
IAC (Z)	4.875		11-30-18		615,000	635,449
IT services 1.0%
Sixsigma Networks Mexico SA de CV (S)(Z)	8.250		11-07-21		1,500,000	1,546,500
Semiconductors and semiconductor equipment 0.6%
Micron Technology, Inc. (S)	5.500		02-01-25		1,000,000	968,750
Software 0.4%
First Data Corp.	11.750		08-15-21		545,000	618,575
Technology hardware, storage and peripherals 0.3%
Denali Borrower LLC (S)(Z)	5.625		10-15-20		515,000	536,888
Materials 12.3%						19,552,385
Building materials 0.8%
Building Materials Corp. of America (S)(Z)	5.375		11-15-24		1,220,000	1,222,928
Chemicals 4.1%
Ashland, Inc. (Z)	6.875		05-15-43		1,000,000	1,027,500
Braskem Finance, Ltd. (Z)	6.450		02-03-24		1,295,000	1,177,155
Platform Specialty Products Corp. (S)(Z)	6.500		02-01-22		1,210,000	1,252,350
Rentech Nitrogen Partners LP (S)(Z)	6.500		04-15-21		430,000	420,325
Rockwood Specialties Group, Inc. (Z)	4.625		10-15-20		1,525,000	1,585,954
The Chemours Company (S)	6.625		05-15-23		1,170,000	1,029,600

6SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Construction materials 1.7%
Cementos Progreso Trust (S)(Z)	7.125		11-06-23		1,195,000	$1,276,254
Cemex SAB de CV (S)	6.125		05-05-25		625,000	622,656
Norbord, Inc. (S)	6.250		04-15-23		735,000	746,025
Vulcan Materials Company (Z)	7.500		06-15-21		120,000	138,600
Containers and packaging 1.7%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		587,983	614,442
Ball Corp.	5.000		03-15-22		500,000	512,218
Ball Corp.	5.250		07-01-25		900,000	904,995
Graphic Packaging International, Inc. (Z)	4.875		11-15-22		650,000	651,625
Metals and mining 3.6%
AngloGold Ashanti Holdings PLC (Z)	8.500		07-30-20		1,175,000	1,201,846
BlueScope Steel, Ltd. (S)(Z)	7.125		05-01-18		500,000	498,750
FMG Resources August 2006 Pty, Ltd. (S)(Z)	6.875		04-01-22		1,035,000	597,713
MMC Norilsk Nickel OJSC (S)(Z)	5.550		10-28-20		750,000	749,438
Rain CII Carbon LLC (S)(Z)	8.000		12-01-18		360,000	351,900
Rio Tinto Finance USA, Ltd. (Z)	7.125		07-15-28		710,000	885,183
Severstal OAO (S)	4.450		03-19-18		1,000,000	985,240
Thompson Creek Metals Company, Inc. (Z)	7.375		06-01-18		625,000	454,688
Paper and forest products 0.4%
Sappi Papier Holding GmbH (S)(Z)	7.750		07-15-17		600,000	645,000
Telecommunication services 14.7%						23,391,182
Diversified telecommunication services 7.0%
CenturyLink, Inc.	6.750		12-01-23		800,000	802,000
Frontier Communications Corp. (Z)	7.125		03-15-19		530,000	541,925
GCI, Inc.	6.875		04-15-25		655,000	666,463
Inmarsat Finance PLC (S)(Z)	4.875		05-15-22		1,275,000	1,252,688
Intelsat Luxembourg SA	8.125		06-01-23		725,000	576,375
Level 3 Financing, Inc. (S)(Z)	5.625		02-01-23		880,000	893,200
T-Mobile USA, Inc. (Z)	6.125		01-15-22		250,000	261,250
T-Mobile USA, Inc. (Z)	6.250		04-01-21		800,000	838,000
T-Mobile USA, Inc. (Z)	6.375		03-01-25		1,200,000	1,258,500
T-Mobile USA, Inc. (Z)	6.625		04-01-23		245,000	260,925
T-Mobile USA, Inc. (Z)	6.731		04-28-22		805,000	853,300
Telecom Italia Capital SA	6.000		09-30-34		720,000	712,800
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,000,000	1,060,000
Windstream Corp. (Z)	7.500		06-01-22		1,375,000	1,147,494
Wireless telecommunication services 7.7%
America Movil SAB de CV	6.000		06-09-19	MXN	8,670,000	540,029
Bharti Airtel International Netherlands BV (S)	5.125		03-11-23		600,000	640,662
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375		09-27-22		1,000,000	995,500
Digicel, Ltd. (S)	6.000		04-15-21		1,405,000	1,324,213
SBA Communications Corp.	4.875		07-15-22		1,135,000	1,117,975
SBA Tower Trust (S)(Z)	2.933		12-15-17		1,380,000	1,396,553
SBA Tower Trust (S)(Z)	5.101		04-17-17		580,000	599,555
Sprint Communications, Inc. (Z)	6.000		11-15-22		2,200,000	1,932,700
Sprint Corp. (Z)	7.250		09-15-21		700,000	669,375
Telefonica Celular del Paraguay SA (S)	6.750		12-13-22		1,000,000	1,034,700
VimpelCom Holdings BV (S)	7.504		03-01-22		2,000,000	2,015,000

SEE NOTES TO FUND'S INVESTMENTS7

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Utilities 5.9%					$9,419,366
Electric utilities 3.9%
Beaver Valley II Funding Corp. (Z)	9.000		06-01-17	34,000	36,720
BVPS II Funding Corp. (Z)	8.890		06-01-17	125,000	130,024
Empresa Electrica Angamos SA (S)(Z)	4.875		05-25-29	1,000,000	985,000
FPL Energy National Wind LLC (S)(Z)	5.608		03-10-24	66,569	66,569
Israel Electric Corp., Ltd. (S)	5.000		11-12-24	2,000,000	2,068,836
Israel Electric Corp., Ltd. (S)(Z)	6.700		02-10-17	1,000,000	1,065,500
Perusahaan Listrik Negara PT (S)	5.500		11-22-21	1,500,000	1,584,450
PNPP II Funding Corp.	9.120		05-30-16	30,000	30,670
W3A Funding Corp. (Z)	8.090		01-02-17	184,495	184,444
Independent power and renewable electricity producers 1.3%
Dynegy, Inc. (S)(Z)	7.375		11-01-22	690,000	713,805
Dynegy, Inc. (S)(Z)	7.625		11-01-24	865,000	893,113
Terraform Power Operating LLC (S)	6.125		06-15-25	445,000	446,113
Multi-utilities 0.7%
Dominion Resources, Inc. (Z)	2.500		12-01-19	1,210,000	1,214,122
Convertible bonds 1.8% (1.2% of Total investments)					$2,851,528
(Cost $2,916,162)
Industrials 1.3%					2,113,453
Machinery 1.3%
Trinity Industries, Inc.	3.875		06-01-36	1,575,000	2,113,453
Utilities 0.5%					738,075
Independent power and renewable electricity producers 0.5%
NRG Yield, Inc. (S)(Z)	3.250		06-01-20	780,000	738,075
Term loans (M) 0.0% (0.0% of Total investments)					$0
(Cost $248,529)
Industrials 0.0%					0
Airlines 0.0%
Global Aviation Holdings, Inc. (H)	0.000		07-13-17	51,038	0
Global Aviation Holdings, Inc. (H)	0.000		02-13-18	514,063	0
Capital preferred securities (a) 0.6% (0.4% of Total investments)					$1,025,550
(Cost $1,030,730)
Financials 0.6%					1,025,550
Banks 0.6%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3 month LIBOR + 1.926%) (Z)	5.911		11-30-35	700,000	701,050
Mellon Capital IV (Z)	4.000		06-29-49	400,000	324,500
U.S. Government and Agency obligations 9.0% (5.9% of Total investments)					$14,336,128
(Cost $14,007,440)
U.S. Government Agency 9.0%					14,336,128
Federal National Mortgage Association
15 Yr Pass Thru (Z)	4.000		12-01-24	1,260,515	1,349,117
30 Yr Pass Thru	4.000		12-01-40	2,938,892	3,171,707
30 Yr Pass Thru (Z)	4.000		09-01-41	3,040,338	3,258,387
30 Yr Pass Thru (Z)	4.000		10-01-41	1,608,767	1,730,178
30 Yr Pass Thru (Z)	4.000		01-01-42	791,634	850,635
30 Yr Pass Thru (Z)	4.500		10-01-40	2,252,381	2,460,138
30 Yr Pass Thru (Z)	5.000		04-01-41	510,206	574,818
30 Yr Pass Thru (Z)	5.500		08-01-40	168,225	189,406
30 Yr Pass Thru (Z)	6.500		01-01-39	652,786	751,742

8SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Foreign government obligations 1.6% (1.0% of Total investments)						$2,467,989
(Cost $2,485,930)
Mexico 1.6%						2,467,989
Government of Mexico
Bond	3.600		01-30-25		1,250,000	1,240,625
Bond	10.000		12-05-24	MXN	15,430,000	1,227,364
Collateralized mortgage obligations 3.0% (2.0% of Total investments)						$4,845,633
(Cost $3,019,502)
Commercial and residential 2.3%						3,642,549
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.174		12-25-46		4,255,977	441,587
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	2.680		03-25-35		314,466	317,149
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34		268,674	273,633
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.461		06-25-34		409,164	387,311
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.327		12-05-31		82,764	82,764
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.062		09-19-35		2,398,163	140,213
Series 2007-3, Class ES IO (S)	0.350		05-19-47		5,500,826	93,514
Series 2007-4, Class ES IO	0.350		07-19-47		5,720,360	90,382
Series 2007-6, Class ES IO (S)	0.342		08-19-37		4,454,728	60,584
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.938		11-05-30		827,791	827,256
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.127		10-25-36		7,328,514	668,441
Series 2005-AR18, Class 2X IO	1.804		10-25-36		6,350,240	259,715
U.S. Government Agency 0.7%						1,203,084
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32		2,876,705	531,886
Series K017, Class X1 IO	1.424		12-25-21		2,792,399	202,932
Series K709, Class X1 IO	1.532		03-25-19		3,174,297	152,201
Series K710, Class X1 IO	1.775		05-25-19		3,271,437	186,374
Government National Mortgage Association Series 2012-114, Class IO	0.927		01-16-53		1,728,497	129,691
Asset backed securities 0.9% (0.6% of Total investments)						$1,407,697
(Cost $1,387,371)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25		24,965	23,772
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45		780,000	783,050
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41		393,552	413,058
Westgate Resorts LLC Series 2012-2A, Class B (S)	4.500		01-20-25		187,386	187,817
				Shares		Value
Common stocks 0.0% (0.0% of Total investments)						$0
(Cost $593,666)
Consumer discretionary 0.0%						0
Media 0.0%
Vertis Holdings, Inc. (I)				34,014		0

SEE NOTES TO FUND'S INVESTMENTS9

Investors Trust

	Shares	Value
Industrials 0.0%		$0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)	82,159	0
	Shares	Value
Preferred securities (b) 2.2% (1.4% of Total investments)		$3,449,841
(Cost $3,456,208)
Consumer staples 0.4%		656,841
Food products 0.4%
Tyson Foods, Inc., 4.750% (Z)	12,175	656,841
Financials 1.1%		1,755,606
Consumer finance 0.7%
Ally Financial, Inc., 7.000% (S)(Z)	1,109	1,126,086
Diversified financial services 0.4%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	24,000	629,520
Utilities 0.7%		1,037,394
Electric utilities 0.7%
Exelon Corp., 6.500% (Z)	22,195	1,037,394
	Par value	Value
Short-term investments 1.6% (1.1% of Total investments)		$2,557,000
(Cost $2,557,000)
Repurchase agreement 1.6%		2,557,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $2,557,000 on 8-3-15, collateralized by $2,635,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $2,612,076, including interest)	2,557,000	2,557,000
Total investments (Cost $246,116,333)† 152.2%		$241,726,603
Other assets and liabilities, net (52.2%)		($82,901,528)
Total net assets 100.0%		$158,825,075

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
USGG	U.S. Generic Government Yield Index
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $100,189,764 or 63.1% of the fund's net assets as of 7-31-15.
(Z)	All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-15 was $167,994,847.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $246,866,956. Net unrealized depreciation aggregated $5,140,353, of which $5,165,328 related to appreciated investment securities and $10,305,681 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

The fund had the following country composition as a percentage of net assets on 7-31-15:

United States	55.8%
Mexico	7.1%
Netherlands	6.8%
Luxembourg	3.5%
Brazil	2.7%
Ireland	2.7%
United Kingdom	2.5%
Canada	2.3%
Israel	2%
Chile	1.3%
Other	13.3%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$208,785,237	—	$208,785,237	—
Convertible bonds	2,851,528	—	2,851,528	—
Capital preferred securities	1,025,550	—	1,025,550	—
U.S. Government and Agency obligations	14,336,128	—	14,336,128	—
Foreign government obligations	2,467,989	—	2,467,989	—
Collateralized mortgage obligations	4,845,633	—	4,845,633	—
Asset backed securities	1,407,697	—	1,407,697	—
Preferred securities	3,449,841	$2,323,755	1,126,086	—
Short-term investments	2,557,000	—	2,557,000	—
Total investments in securities	$241,726,603	$2,323,755	$239,402,848	—
Other financial instruments:
Interest rate swaps	($477,541)	—	($477,541)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund

12

settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2015, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR(a)	Aug 2016	($338,514)
Morgan Stanley Capital Services	22,000,000	Fixed 1.093750%	3 Month LIBOR(a)	May 2017	(139,027)
Total	$44,000,000				($477,541)

(a) At 7-31-15, the 3-month LIBOR rate was 0.30860%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q3	07/15
This report is for the information of the shareholders of John Hancock Investors Trust.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015